Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and other intangible assets [Abstract]
Goodwill
Goodwill:

(In US$ millions)	December 31, 2012	December 31, 2011
Net book balance at January 1	1,320	1,676
Goodwill acquired during the year	-	-
Impairment losses	-	-
Currency adjustments	-	15
Deconsolidation Archer	-	(371)
Net book balance of December 31	1,320	1,320

Other intangible assets
Other intangible assets:

Other intangible assets relate to customer relationships, technology and trademarks within the operating segment Well Services.

(In US$ millions)	December 31, 2012	December 31, 2011
Net book balance at January 1	-	57
Intangible assets acquired during the year	-	-
Depreciation	-	-
Deconsolidation Archer	-	(57)
Net book balance of December 31	-	-